FINANCIAL INSTRUMENTS - Financial instruments (Details)	12 Months Ended
	Dec. 31, 2023 CAD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 CAD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / shares	Dec. 31, 2022 CAD ($) $ / $	Dec. 31, 2023 USD ($)	Dec. 31, 2023 MXN ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 MXN ($)
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 22,347,000	$ (20,476,000)	$ (141,682,000)	$ 10,964,000	$ (69,269,000)	$ (127,410,000)
Exchange rate	1.3226	1.0000	16.8935				1.3544	1.0000	19.3615
Equivalent US dollars	$ 16,896,000			8,095,000			$ 8,095,000	$ 8,095,000	$ 8,095,000	$ (20,476,000)	$ (8,387,000)	$ (69,269,000)	$ (6,581,000)
Trade and other payables
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(487,000)	$ (5,632,000)	$ (55,827,000)	(337,000)	(6,104,000)	(87,298,000)
Lease obligations
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(1,041,000)	(486,000)	(27,607,000)	(1,323,000)	(1,103,000)	(21,158,000)
Fresnillo obligation
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency					(22,800,000)
Accrued liabilities
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	(3,431,000)	(2,636,000)	(70,764,000)	(2,972,000)	(4,447,000)	(25,679,000)
Credit Facility
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	0	(88,350,000)			(122,995,000)
Cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	27,168,000	75,645,000	7,523,000	15,498,000	84,771,000	1,250,000
Accounts receivable
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	68,000	25,000	$ 4,993,000	28,000	29,000	$ 5,475,000
Restricted cash
Disclosure of maturity analysis for derivative financial liabilities [line items]
Total foreign currency	$ 70,000	$ 958,000		$ 70,000	$ 3,380,000